BALANCE SHEET COMPONENTS - Accumulated Other Comprehensive Loss (Details) - USD ($) $ in Thousands	Jan. 02, 2022	Jan. 03, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cumulative translation adjustment	$ (18,741)	$ (13,280)
Unrecognized gain on long-term pension liability adjustment	4,208	3,365
Net unrealized gain (loss) on derivative instruments	2,689	(476)
Accumulated other comprehensive loss	$ (11,844)	$ (10,391)